NET LOSS PER SHARE	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Loss per share*
NET LOSS PER SHARE

11. NET LOSS PER SHARE

The Company applies the two-class method when computing net loss per share attributable to the shareholders when shares are issued that meet the definition of a participating security. The two-class method determines net loss per share for each class of ordinary shares and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires earnings available to the shareholders for the period to be allocated between ordinary share and participating securities based upon their respective rights to receive dividends as if all earnings for the period had been distributed.

The calculation of the basic and diluted net loss per share attributable to the shareholders of the Company is based on the following data (in dollars, except share data):

	Six months ended September 30,
	2025	2024
Numerator:
Net loss	$(2,269,804)	$(1,635,923)
Less: Net loss attributable to holdback shares	(114,124)	-
Net loss attributable to the Company’s shareholders	$(2,383,928)	$(1,635,923)

Denominator:
Weighted average ordinary shares outstanding – Basic and diluted	8,949,990	4,500,000

Net loss per share – Basic and diluted	$(0.25)	$(0.36)

For the six months ended September 30, 2025 and 2024, diluted weighted average ordinary shares outstanding were equal to basic weighted average ordinary shares due to the Company’s net loss position. Hence, no ordinary shares equivalents were included in the computation of diluted net loss per share since such inclusion would have been antidilutive. The Company had 450,000 holdback shares outstanding as of and for the six months ended September 30, 2025. The holdback shares contain a non-forfeitable right to dividends and hence are considered as participating securities. The two-class method was applied to compute basic earnings per share attributable to ordinary shareholders. 6,546,254 units of public and private warrants were also excluded from the computation of diluted net loss per ordinary share because including them would have had an anti-dilutive effect for the six months ended September 30, 2025.

12. NET LOSS PER SHARE

The Company applies the two-class method when computing net loss per share attributable to the shareholders when shares are issued that meet the definition of a participating security. The two-class method determines net loss per share for each class of ordinary shares and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires earnings available to the shareholders for the period to be allocated between ordinary share and participating securities based upon their respective rights to receive dividends as if all earnings for the period had been distributed.

The calculation of the basic and diluted net loss per share attributable to the shareholders of the Company is based on the following data (in dollars, except share data):

	For the Years Ended March 31,
	2025	2024	2023
Numerator:
Net loss	$(3,376,410)	$(4,899,006)	$(4,263,231)
Less: Net loss attributable to holdback shares	(88,006)	-	-
Net loss attributable to the Company’s shareholders	$(3,288,404)	$(4,899,006)	$(4,263,231)

Denominator:
Weighted average ordinary shares outstanding – Basic and diluted	6,080,847	4,500,000	4,500,000

Net loss per share – Basic and diluted	$(0.54)	$(1.09)	$(0.95)

For the years ended March 31, 2025, 2024 and 2023, diluted weighted average ordinary shares outstanding were equal to basic weighted average ordinary shares due to the Company’s net loss position. Hence, no ordinary shares equivalents were included in the computation of diluted net loss per share since such inclusion would have been antidilutive. Shares related information for all periods retrospectively reflects the adjustments for Reverse Recapitalization (Note 4). The Company had 450,000 holdback shares outstanding as of and for the year ended March 31, 2025. The holdback shares contain a non-forfeitable right to dividends and hence are considered as participating securities. The two-class method was applied to compute basic earnings per share attributable to ordinary shareholders. 6,546,254 units of public and private warrants were also excluded from the computation of diluted net loss per ordinary share because including them would have had an anti-dilutive effect for the year ended March 31, 2025.